DISCONTINUED OPERATIONS (Details) - Impact of discontinued operations on Cash flow statement - The Group [member] - Discontinued operations [member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018 [1]	Dec. 31, 2017
DISCONTINUED OPERATIONS (Details) - Impact of discontinued operations on Cash flow statement [Line Items]
Net cash used in operating activities	£ (1,715)	£ (12,244)
Net cash from investing activities	60	208
Net cash used in financing activities	(682)	(115)
Change in cash and cash equivalents	£ (2,337)	£ (12,151)

[1]	Presentation amended for revised amounts.